OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Operating income	$ 474.0	$ 284.2
Restructuring, integration and acquisition costs	64.3	146.9
Impairment reversal of non-financial assets following their repurposing and optimization	9.8	0.0
Cloud computing transition adjustment (Note 4)	0.0	13.4
Civil Aviation
Disclosure of operating segments [line items]
Impairment reversal of non-financial assets following their repurposing and optimization	3.0
Cloud computing transition adjustment (Note 4)		11.6
Defense and Security
Disclosure of operating segments [line items]
Impairment reversal of non-financial assets following their repurposing and optimization	6.8
Operating segments
Disclosure of operating segments [line items]
Operating income	474.0	284.2
Restructuring, integration and acquisition costs	64.3	146.9
Impairment reversal of non-financial assets following their repurposing and optimization	9.8	0.0
Cloud computing transition adjustment (Note 4)	0.0	13.4
Adjusted segment operating income	548.1	444.5
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Operating income	430.3	224.1
Restructuring, integration and acquisition costs	52.0	79.0
Impairment reversal of non-financial assets following their repurposing and optimization	3.0	0.0
Cloud computing transition adjustment (Note 4)	0.0
Adjusted segment operating income	485.3	314.7
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Operating income	35.7	56.0
Restructuring, integration and acquisition costs	10.6	61.4
Impairment reversal of non-financial assets following their repurposing and optimization	6.8	0.0
Cloud computing transition adjustment (Note 4)	0.0	1.8
Adjusted segment operating income	53.1	119.2
Operating segments | Healthcare
Disclosure of operating segments [line items]
Operating income	8.0	4.1
Restructuring, integration and acquisition costs	1.7	6.5
Impairment reversal of non-financial assets following their repurposing and optimization	0.0	0.0
Cloud computing transition adjustment (Note 4)	0.0	0.0
Adjusted segment operating income	$ 9.7	$ 10.6